Segment Information - Net Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,870,346	$ 1,526,424	$ 1,501,848
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	825,457	721,990	693,019
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	728,577	663,869	632,660
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	96,880	58,121	60,359
Total Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	682,289	487,476	490,301
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 362,600	$ 316,958	$ 318,528